Long-term Debt - Schedule of Senior Unsecured Notes due 2029 (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2024	Jan. 01, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Carrying value of the debt, beginning balance		$ 377,831
Accretion (Note 19)		2,245	$ 2,501
Carrying value of the debt, ending balance	$ 516,234	516,234	377,831
Change in FVTPL (Note 20)		1,112	2,661
Less: current portion, represented by accrued interest	(22,132)	(22,132)	(36,826)		$ (28,706)	$ (28,706)
Long-term debt	494,102	494,102	341,005		$ 349,728	$ 349,728
Embedded derivative asset in Senior Notes
Disclosure of detailed information about borrowings [line items]
Change in FVTPL (Note 20)		(1,760)	0
Senior Notes 2029
Disclosure of detailed information about borrowings [line items]
Principal amount of Senior Notes issued on October 31, 2024				$ 450,000
Carrying value of the debt, beginning balance	446,600	0
Carrying value of the debt, ending balance	449,289	449,289	$ 0
Less: current portion, represented by accrued interest	(6,000)	(6,000)
Long-term debt	443,289	443,289
Senior Notes 2029 | Embedded derivative asset in Senior Notes
Disclosure of detailed information about borrowings [line items]
Value allocated to prepayment option				5,335
Change in FVTPL (Note 20)	(1,760)
Carrying value of the embedded derivative asset	3,575	3,575
Senior Unsecured Notes Due 2029, Debt Portion
Disclosure of detailed information about borrowings [line items]
Principal amount of Senior Notes issued on October 31, 2024				450,000
Initial transaction costs				(8,706)
Value allocated to prepayment option				$ 5,335
Carrying value of the debt, beginning balance	446,629
Interest expense accrued	6,000
Accretion (Note 19)	235
Carrying value of the debt, ending balance	$ 452,864	$ 452,864